Other assets (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Current
Prepaid expenses	$ 814,709	$ 549,456
Partners in joint operations	762,155	639,199
Advanced payments to contractors and suppliers	705,451	591,990
Trust funds	455,889	527,520
Related parties (Note 31)	889	1,386
Other	24,475	23,540
Total current	2,763,568	2,333,091
Non-current
Wells abandonment and pension funds	563,552	461,729
Trust funds	236,449	176,781
Employee benefits	273,142	229,969
Advanced payments and deposits	97,022	92,815
Judicial deposits and judicial attachments	52,816	48,845
Other	166,246	188,224
Total non-current	$ 1,389,227	$ 1,198,363